UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2015

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2015

Mutual Funds (98.7%)	Shares	Value

Pimco Small Cap StockPLUS AR Strategy I	52,923	$ 508,060
T. Rowe Price New Horizons	10,378	483,394
Fidelity Small Cap Discovery	15,506	475,565
Homestead Small Company Stock	11,415	467,445
Hodges Small Cap	22,662	462,986
TFS Small Cap	32,136	458,896
Vanguard Strategic Small Cap Equity Inv	14,049	450,539
Vanguard Small Cap Value Index Adm	9,436	443,305
AMG SouthernSun Small Cap Inv	16,035	419,158
Walthausen Small Cap Value	18,444	410,942
T Rowe Price Small Cap Stock	8,052	370,795
AllianceBernstein Small Cap Growth Adv	7,133	357,381
Adirondack Small Cap	12,838	283,327
DFA US Targeted Value I	11,843	272,149
Glenmede Small Cap Equity Adv	6,668	181,768
DFA US Micro Cap I	8,807	175,781

Total Mutual Funds (Cost $ 5,094,250)		6,221,491

Short-Term Securities (0.8%)

Fidelity Institutional Money Market (Cost $ 50,768)		50,768

Total Short-Term Securities		50,768

Total Investments in Securities (Cost $ 5,145,018)		6,272,259

Other Assets (0.5%)		34,130

Net Assets (100%)		$ 6,306,389

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2015

Mutual Funds (98.5%)	Shares	Value

Primecap Odyssey Aggressive Growth	19,677	$ 686,351
Glenmede Large Cap Core 100 Portfolio	29,257	658,867
ClearBridge Aggressive Growth FI	3,105	653,273
Oakmark Select I	15,543	627,798
Pimco Fundamental Index Plus AR I	93,836	615,567
T. Rowe Price Value	15,652	547,205
Nicholas	7,550	540,347
VOYA Corporate Leaders Trust B	15,919	511,953
Rydex S & P 500 Pure Value H	3,506	510,589
Akre Focus I	21,771	508,781
Vanguard Selected Value Inv	17,618	506,510
Hodges	12,724	495,964
Vanguard Strategic Equity Inv	14,516	491,238
AMG Yacktman Service	19,206	466,502
Royce Special Equity Multi-Cap Service	28,285	438,708
Matthew 25	13,263	422,016
T Rowe Price Media & Telecommunications	6,031	404,206
Aston/Fairpointe Mid Cap N	9,347	389,038
Fairholme	10,691	367,676
LSV Value Equity	15,178	364,571
Harbor Mid Cap Value I	14,537	310,663

Total Mutual Funds (Cost $ 9,170,000)		10,517,823

Short-Term Securities (0.7%)

Fidelity Institutional Money Market (Cost $ 77,701)		77,701

Total Short-Term Securities		77,701

Total Investments in Securities (Cost $ 9,247,701)		10,595,524

Other Assets (0.8%)		86,500

Net Assets (100%)		$ 10,682,024

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2015

Mutual Funds (90.5%)	Shares	Value

Oakmark International I	15,177	$ 377,303
T. Rowe Price Health Sciences	4,771	369,780
MFS International Value I	9,983	367,784
Lazard International Strategic Equity I	22,762	327,542
Pimco International StockPLUS AR Strategy I (USD Hedged)	38,637	318,371
Oppenheimer Developing Markets Y	9,178	317,648
Virtus Emerging Market Opportunities I	30,190	304,017
Oppenheimer International Growth Y	7,908	288,810
Franklin International Small Cap Growth Adv	13,158	254,474
Prudential Global Real Estate Z	8,161	207,780
Harding Loevner Frontier Emerging Markets I	23,611	199,513
T. Rowe Price Africa and Middle East	20,284	199,191
Baron Emerging Markets Retail	16,425	194,803
Alpine Global Infrastructure I	9,744	191,178
Vanguard Materials Index ADM	3,209	177,425
Fidelity Select Chemicals Portfolio	1,094	161,137
Calvert Global Water A	8,858	155,007
Third Avenue Real Estate Value I	4,771	154,723
Vanguard Energy Index Adm	2,628	143,342
Pimco CommoditiesPLUS Strategy I	15,760	113,946
Columbia Acorn Emerging Markets R4	8,078	102,746

Total Mutual Funds (Cost $ 4,212,860)		4,926,520

Short-Term Securities (8.9%)

Fidelity Institutional Money Market (Cost $484,153)		484,153

Total Short-term Securities		484,153

Total Investments in Securities (Cost $ 4,697,013)		5,410,673

Other Assets (0.6%)		31,694

Net Assets (100%)		$ 5,442,367

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2015

Mutual Funds (90.5%)	Shares	Value

Pimco Income I	15,528	$ 192,547
Pimco Foreign Bond (USD Hedged) I	16,974	186,889
Templeton Global Total Return Adv	14,946	186,078
Vanguard High Dividend Yield Index Inv	6,890	185,827
Blackrock High Yield Bond	22,843	181,598
Fidelity New Markets Income	11,564	175,541
Prudental Jennison Utility Z	10,966	168,329
Loomis Sayles Bond I	11,253	163,845
TCW Emerging Markets Income I	20,610	163,439
Forward Select Income I	5,982	155,288
Pimco Investment Grade Corporate Bond I	14,303	154,183
Thornburg Limited Term Income A	11,321	152,498
Cohen & Steers Preferred Sec & Inc I	10,938	151,824
Nuveen Strategies Income I	13,261	149,317
Berwyn Income	10,865	147,869
Frost Total Return Bond A	13,787	147,662
Doubleline Total Return Bond I	13,026	143,808
TCW Total Return Bond I	13,671	142,042
USAA Intermediate Term Bond	12,789	139,018
Virtus Multi-Sector Short Term Bond I	27,347	130,720
Nuveen Symphony Floating Rate income I	5,956	122,508
Credit Suisse Floating Rate High Income I	17,601	120,388
Thompson Bond	10,408	118,859

Total Mutual Funds (Cost $ 3,635,000)		3,580,077

Short-Term Securities (6.9%)

Fidelity Institutional Money Market (Cost $ 272,263)		272,263

Total Short-term Securities		272,263

Total Investments in Securities (Cost $ 3,907,263)		3,852,340

Other Assets (2.6%)		101,566

Net Assets (100%)		$ 3,953,906

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,272,259	$ 10,595,524	$ 5,410,673	$ 3,852,340
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,272,259	$ 10,595,524	$ 5,410,673	$ 3,852,340

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 22, 2015